Related Party Transactions (Details) - Schedule of related parties payables - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Related Party Transactions (Details) - Schedule of related parties payables [Line Items]
Total	$ 6,849
Mr. Ligui Xu [Member]
Related Party Transactions (Details) - Schedule of related parties payables [Line Items]
Total	$ 6,849